JPMORGAN TRUST IV

270 PARK AVENUE

NEW YORK, NEW YORK 10017

October 17, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust IV (the “Trust”), on behalf of
JPMorgan Funds, listed on Appendix A
(the “Funds”)
File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated as indicated in Appendix A, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated October 5, 2018.

Please contact the undersigned at 614-213-4042 if you have any questions concerning this filing.

Very truly yours,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

APPENDIX A

J.P. Morgan Income Funds

Prospectuses dated July 1, 2018

JPMorgan Flexible Long/Short Fund

JPMorgan High Yield Opportunities Fund

J.P. Morgan SMA Funds

Prospectus dated July 1, 2018

JPMorgan Core Focus SMA Fund

J.P. Morgan Municipal Bond Funds

Prospectus dated July 1, 2018

JPMorgan Ultra-Short Municipal Fund

J.P. Morgan U.S. Equity Funds

Prospectuses dated August 29, 2018

JPMorgan Equity Premium Income Fund

Prospectus dated November 1, 2017

JPMorgan Value Plus Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase